UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end:  October 31, 2010

Date of reporting period:  October 31, 2010

Item 1.  Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2010

BMC FUND, INC.

TABLE OF CONTENTS

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the BMC Fund, Inc. (“BMC”) fiscal year ending October 31, 2010, investment performance was a positive 11.7%. This result is roughly equivalent with a balanced portfolio equally split between the S&P 500 and the Barclays Aggregate Bond index. Notably, we have achieved this performance with an equity allocation well below average, with the overall quality of our portfolio well above average, and while maintaining a consistent payout to shareholders.  One and a half years after the March 2009 market lows, we have maintained a conservative asset allocation, as the structural imbalances that resulted in the Great Recession have yet to be addressed. At year end, BMC’s portfolio included a 29.85% allocation of largely high quality global equities, 2.89% fixed income, 11.82% limited partnerships and other investments, and a 20.54% cash reserve.

In hindsight one could argue that coming out of a recession we could have been more aggressive with equity allocations. Unfortunately, this recession was fueled by the dramatically different circumstances of a “balance sheet deleveraging” rather than the “normal” business cycle recession we’ve grown accustomed to in the postwar period. Consequently, this “recovery” has looked and felt much weaker despite record amounts of government spending, with legitimate threats of some form of “double-dip”. Unemployment remains stubbornly high. Consumer spending and confidence remain low. Lower interest rates have done nothing to spark demand for credit.

From a government perspective, liberal fiscal spending policies have added to unsustainable public debt levels in most developed nations. This coincides with central bank monetary policy which is clearly targeting asset prices, but has the unfortunate and unintended consequence of perpetuating higher commodity prices. At the same time, the flooding of markets with printed fiat money has the “double whammy” effect of eroding currency value and associated purchasing power.

The consequence of these economic realities means that any economic recovery and associated GDP growth will likely be anemic for some time to come. But contrary to popular belief, economic growth does not correlate well with stock market performance, and the potential for another Third Year Presidential Cycle Rally is high. We don’t see an immediate threat from rising interest rates as there is plenty of room for cyclical inflation to rise before choking off any recovery. The result is that investors are likely to continue to allocate toward more speculative assets as risk appetites feast at the monetary trough for the next few quarters. But we caution that the longer term logic is flawed. While global monetary policy may unleash a near term speculative dash, there needs to be more fundamental economic improvement to sustain dramatically higher asset prices.

Ironically, many of the same opportunities exist today as they did this time last year. Many of our investments in some of the highest quality global franchises continue to represent the best values in the market today. Again, we like the idea of owning quality in the “new normal” given the asymmetric risks associated with extended deleveraging processes. Our focus on balance sheet strength and consistent free cash flow generation remains consistent with our long term objectives – capital preservation and consistent growth and income.

During the year ended October 31, 2010, the Fund paid the following dividends per share:

December 10, 2009 to shareholders of record November 25, 2009	$.20
March 10, 2010 to shareholders of record February 25, 2010	.25
June 10, 2010 to shareholders of record May 25, 2010	.25
September 10, 2010 to shareholders of record August 25, 2010	.25

Total	$.95

The Fund paid a dividend of $0.25 per share on December 10, 2010 to shareholders of record November 25, 2010.

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at October 31, 2010 with a total market value of $110,620,854.

Paul H. Broyhill, Chairman and
Chief Executive Officer

M. Hunt Broyhill, President

BMC Fund, Inc. Portfolio Holdings
Fixed Income 2.89%
Preferred Stocks 0.23%
Common Stocks 29.85%
Cash Equivalents 20.54%
Option Contracts 0.03%
Other Investments 11.82%
Stock Mutual Funds 11.36%
Bond Mutual Funds 23.28%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
(excludes investment in affiliate)
Utilities 6.12%
Telecom Services 15.38%
Consumer Discretionary 7.78%
Consumer Staples 16.29%
Information Technology 6.24%
Industrials 2.69%
Energy 25.37%
Health Care 15.50%
Financials 4.63%

FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (October 31, 2010) as to the federal tax status of dividends paid by the Fund during such fiscal year.  Accordingly, we are advising you that during the year ended October 31, 2010, the Fund paid distributions to its shareholders totaling $.95 per share, comprised of $.45 per share ordinary income and $.50 retained earnings prior to becoming an investment company which are taxable as ordinary income. The shareholders are furnished a Form 1099 in January of each year, which details the federal tax status of dividends paid by the Fund during the calendar year.  There were no undistributed capital gains during the fiscal year.

SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director – Alternative Investments, are primarily responsible for the day-to-day management of the Fund’s portfolio.  Mr. Paul Broyhill has had such responsibility since the inception of the Fund.  Messrs. Landry and Hunt Broyhill have had such responsibility since 2001.  Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.  Prior to joining the Fund on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JPMorgan Private Bank from January 1999 until February 2005.  At JPMorgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.  Mr. Wakin has had such responsibility since February 2006, and has served the Fund in other capacities since 1995.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and
Shareholders of BMC Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the BMC Fund, Inc. (the “Company”), including the schedule of investments, as of October 31, 2010 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, and the seven months ended October 31, 2002, and the years ended March 31, 2002, and 2001.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As explained in note 2, the financial statements include investments valued at $13,376,239 (12.1 percent of net assets), whose fair values have been estimated by management in the absence of readily determinable fair values.  Management’s estimates are based upon information provided by the Fund’s managers or the general partners.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, and the seven months ended October 31, 2002, and the years ended March 31, 2002, and 2001, in conformity with accounting principles generally accepted in the United States of America.

Charlotte, North Carolina
December 20, 2010

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

ASSETS AT MARKET VALUE:
Investment securities (cost - $108,128,437)	$110,557,023
Investments in affiliate - wholly owned subsidiary (equity value $63,831)	63,831
Cash and short-term investments	250,309
Receivables, accrued interest and dividends	128,940
Other assets	28,057

Total assets	111,028,160

LIABILITIES:
Options written, at fair value (premiums received $136,565)	85,755
Payable to broker	208,474
Accounts payable and accrued expenses	38,946
Accounts payable to affiliates	119,210

Total liabilities	452,385

NET ASSETS AT OCTOBER 31, 2010 - EQUIVALENT TO $22.41 PER
SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$110,575,775

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares;
outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	77,712,441
Undistributed net investment income	379,152
Realized gain on investments	143,667
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	2,479,396

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$110,575,775

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2010

INVESTMENT INCOME:
Income:
Interest - fixed income	$170,238
Other interest and dividends	3,130,102
Equity in earnings of wholly-owned subsidiary	154,033

Total income	3,454,373

Expenses:
Legal and professional fees	55,285
Directors' fees (Note 9)	63,000
Investment expense	140,274
Salaries	611,508
Property and liability insurance	57,892
Depreciation expense	4,042
Taxes and licenses	115,088
Rent	41,072
Office supplies and expense	36,379
Dues and subscriptions	46,354
Travel and entertainment	18,926

Total expenses	1,189,820

Investment income, net	2,264,553

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold	759,986
Change in unrealized appreciation of investments for the period	7,635,164

Net gain on investments	8,395,150

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$10,659,703

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Years Ended October 31, 2010 and 2009

	2010	2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Investment income, net	$2,264,553	$2,392,467
Realized gains from investments sold	759,986	319,550
Change in unrealized appreciation of
investments for the year	7,635,164	7,801,751

Net increase in net assets resulting from operations	10,659,703	10,513,768

Distributions to shareholders from:
Net investment income	(2,262,945)	(4,552,385)
Retained earnings prior to becoming an investment company	(2,423,672)	(3,932,858)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,973,086	2,028,525

NET ASSETS AT BEGINNING OF YEAR	104,602,689	102,574,164

NET ASSETS AT END OF YEAR (Including
undistributed net investment income:
2010 - $379,152; 2009 - $377,544)	$110,575,775	$104,602,689

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2010

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at market value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the year ended October 31, 2010, the Company purchased and sold securities in the amount of $38,638,513 and $42,733,183 (excluding short-term investments and options), respectively.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2010

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

C.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company.  The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law.  Tax returns for all years 2006 and thereafter are subject to possible future examinations by tax authorities.

E.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2010

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

H.  Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of October 31, 2010.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,139,933	$-	$-	$2,139,933
Mutual Funds
Bond Mutual Funds	26,219,648	-	-	26,219,648
Stock Mutual Funds	15,022,949	-	-	15,022,949
Other Investments
Limited Partnerships	-	-	13,312,408	13,312,408
Warrants	-	-	-	-
Common Stocks
Common Stocks – Publicly Traded	30,354,635	-	-	30,354,635
Common Stocks – Affiliate	-	-	63,831	63,831
Call Options	(43,725)	-	-	(43,725)
Put Options	81,805	-	-	81,805
Preferred Stocks	254,300	-	-	254,300
Short-term Investments	23,129,315	-	-	23,129,315
Total Investments	$97,158,860	$-	$13,376,239	$110,535,099

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2010

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the year ended October 31, 2010, for all Level 3 assets that are measured at fair value on a recurring basis.

Level 3 Assets	Balance as of 10/31/2009	Realized & Unrealized Gains & Losses	Net Purchases/ Sales	Transfers in (out of) Level 3	Net Balance as of 10/31/2010
Fixed Income	$-	$250,000	$(250,000)	$-	$-
Other Investments					-
Limited Partnerships	10,880,044	1,048,604	1,383,760	-	13,312,408
Common Stocks					-
Common Stocks - Affiliate	526,631	112,200	25,000	(600,000)	63,831
Total Investments	$11,406,675	$1,410,804	$1,158,760	$(600,000)	$13,376,239

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2010, were as follows:

Gross appreciation (excess of value over tax cost)	$13,004,266
Gross depreciation (excess of tax cost over value)	(10,524,870)
Net unrealized appreciation	$2,479,396
Cost of investments for income tax purposes	$108,192,268

4.	INVESTMENT IN AFFILIATE

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock.  The Company held at least five percent of the outstanding voting stock of the following company during the year ended October 31, 2010.

Issuer	Number of Shares Held 10/31/10	Amount of Equity In Net Gain For the Year	Dividends (1)	Value at 10/31/10

Broyhill Industries, Inc. – Wholly Owned Subsidiary	1,000	$154,033	$600,000	$63,831

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2010

4.	INVESTMENT IN AFFILIATE (Continued)

(1)
All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiary have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary company on the equity method.

5.	CALL OPTIONS WRITTEN

As of October 31, 2010, portfolio securities valued at $3,849,750 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the year ended October 31, 2010 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2009	470	$130,848
Options written	2,030	282,248
Options terminated in closing purchase transactions	(434)	(98,158)
Options expired	(1,024)	(165,704)
Options exercised	(542)	(102,668)
Options outstanding at October 31, 2010	500	$46,566

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2009, a distribution of $.20 per share was paid to shareholders of record on November 25, 2009.

On March 10, 2010, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2010.

On June 10, 2010, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2010.

On September 10, 2010, a distribution of $.25 per share was paid to shareholders of record on August 25, 2010.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2010

6.	DISTRIBUTIONS TO SHAREHOLDERS (Continued)

The tax character of distributions paid during 2010 and 2009 was as follows:

	2010	2009
Distributions paid from:
Ordinary income	$2,218,107	$3,794,348
Long-term capital gains	-	-
Retained earnings prior to becoming an investment company	2,468,510	4,690,895
	$4,686,617	$8,485,243

As of October 31, 2010, there were no components of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles.  The difference for the period ended October 31, 2010 reflects $379,152 of undistributed net investment income and $143,667 of realized gains on investments under generally accepted accounting principles.

7.	NEW ACCOUNTING STANDARDS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level l and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.  The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Company’s financial statement disclosures.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2010

8.	LINE OF CREDIT

On April 22, 2010, the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of October 31, 2010, the Company had no borrowings from this line of credit, which expires on April 21, 2011.

9.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board.  The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 cash for each meeting attended by telephone.  Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting.  In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

10.	RELATED PARTIES

The Company owns one wholly-owned subsidiary, Broyhill Industries, Inc.  During the year, the Fund contributed an additional $25,000 of capital to Broyhill Industries, Inc.

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc.  The expense associated with this related party lease for the year ended October 31, 2010 amounted to $41,072.  Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services.  This service is provided at no cost to the Company.  All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company.  The outstanding payable related to these transactions at October 31, 2010 was $119,210.

11.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues.  These selected securities have an aggregate cost basis of $7,948,174 and have been assigned no value at October 31, 2010.

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2010 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

James T. Broyhill (83) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005
Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)
None

M. Hunt Broyhill (46) 1870 9th Street Court, NW Hickory, NC 28601	Director President Vice President	Since 2008 Since 2007 2001-2007
President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Affinity Fund, LLC (2008-present), Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); General Partner of CapitalSouth Partners Fund I, LP and Capital South Partners Fund II, LP (2000-present); General Partner of CapitalSouth Partners Fund III, LP (2007-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)
None

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2010 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Paul H. Broyhill (86) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chief Executive Officer Chairman	Since 1976 Since 2001 Since 1976
Director, Chairman  and Chief Executive Officer of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)
None

Jan E. Gordon (59) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Michael G. Landry (64) 2501 Barcelona Drive Ft. Lauderdale, FL 33301	Director Vice President and Chief Investment Officer	Since 1993 Since 2001
Director; Vice President and Chief Investment Officer of the Fund (2001-present); Investment Committee Chairman, Hudson Fairfax India Fund (2006-2008); CEO of Mackenzie Investment Management, Inc., Chairman of Ivy Funds and Executive Vice President of Mackenzie Financial Fund (1987-1999)
None

Allene B. Stevens (88) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2010 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director

R. Donald Farmer (63) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Robert G. Fox, Jr. (61) 6525 Robin Hollow Drive Mint Hill, NC 28227	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Gene A. Hoots (71) 3524 Kylemore Court Charlotte, NC 28210	Director	Since 1987	Chairman Emeritus, CornerCap Investment Counsel, a registered investment adviser serving private and pension fund clients (since 2001)	None

Brent B. Kincaid (79) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

John S. Little (79) 4601 Gulf Shore Blvd. N. #18 Naples, FL 34103	Director	Since 2001	Retired; former Managing Director and Chief Executive, Associated Octel, London (1989-1995); former Senior Vice President of Corporate Technology, Great Lakes Chemical Corporation (1981-1989)	None

L. Glenn Orr, Jr. (71) 2735 Forest Drive Winston-Salem, NC 27104	Director	Since 1999	Managing Director, The Orr Group, an investment banking firm (since 1995)	Highwoods Properties, Inc.; Medical Properties Trust

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2010 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director

Boyd C. Wilson, Jr. (58) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006
Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

Bank of Granite Corporation

Carol Frye (53) 210 Beall Street Lenoir, NC 28645	Secretary and Treasurer	Since 2001
Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)
None

BMC FUND, INC.
ADDITIONAL INFORMATION
Year Ended October 31, 2010 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com;  and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and Each of the Two Years in the Period Ended March 31, 2002

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and each of the two years in the period ended March 31, 2002.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

PER SHARE OPERATING PERFORMANCE	2010	2009	2008		2007	2006	2005	2004	2003	Seven Months Ended October 31, 2002		2002	2001

Net asset value, beginning of period	$21.20	$20.79	$36.28		$33.55	$32.84	$30.94	$29.17	$25.46	$28.95		$29.44	$31.84
Net investment income	0.46	0.48	0.73		0.78	1.06	0.88	0.82	0.95	0.59		1.13	1.31
Net gains (losses) on investments	1.70	1.65	(10.98)		4.25	2.43	2.48	2.08	3.76	(3.45)		(0.30)	(2.13)
Total from investment operations	2.16	2.13	(10.25)		5.03	3.49	3.36	2.90	4.71	(2.86)		0.83	(0.82)
Less distributions:
Dividends from net investment income	0.46	0.92	1.04		2.03	2.37	-	0.65	0.45	0.56		0.84	1.58
Distributions from capital gains	-	-	1.42		0.27	0.41	1.46	0.48	0.55	0.07		0.48	-
Distributions from retained earnings	0.49	0.80	-		-	-	-	-	-	-		-	-
P. B. Realty, Inc. Spin-off	-	-	2.78		-	-	-	-	-	-		-	-
Total distributions	0.95	1.72	5.24		2.30	2.78	1.46	1.13	1.00	0.63		1.32	1.58
Net asset value, end of period	$22.41	$21.20	$20.79		$36.28	$33.55	$32.84	$30.94	$29.17	$25.46		$28.95	$29.44

Per share market value, end of period[1]	$18.00	$16.75	$26.00		$26.00	$26.00	$26.00	$26.00	$26.00	$26.00		$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	11.83%	12.72%	(39.42	) %	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85	) %*	3.20%	(3.15)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$110,576	$104,603	$102,574		$178,975	$165,500	$162,027	$152,623	$143,910	$125,596		$142,811	$145,221
Ratio of expenses to average net assets[3]	1.11%	1.18%	1.02%		0.75%	0.73%	0.60%	0.73%	0.73%	0.71	%*	0.62%	0.49
Ratio of net investment income to
average net assets[3]	2.11%	2.40%	2.37%		2.26%	3.20%	2.77%	2.70%	3.52%	3.78	%*	3.91%	4.23
Portfolio turnover rate	38.08%	69.62%	67.44%		51.23%	48.22%	57.54%	40.10%	52.51%	31.95%		67.18%	33.65

1Unaudited - Based on stock trades, which are very limited, during that year.
2Unaudited - Computed as follows:  income from investment operations divided by per share market value.
3Average is computed on a quarterly basis.
*Annualized

BMC FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2010

Debt Issuer		Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets

FIXED INCOME:
OAKWOOD HOMES CORP	[1,2,3]	7.875%	3/1/2004	$1,000,000	$948,174	$-
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	2,500,000	-
AMKOR TECHNOLOGY		2.500%	5/15/2011	250,000	238,486	248,750
FED REPUBLIC OF BRAZIL		12.500%	1/5/2016	1,256,559	1,425,260	1,307,041

TOTAL INVESTMENTS IN FIXED INCOME				$9,006,559	$9,111,920	$1,555,791	1.41%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Debt Issuer		Coupon Interest Rate	Maturity Date	Face Amount	Cost	Market Value	Percent of Net Assets

US GOVERNMENT & AGENCY OBLIGATIONS:
US TREASURY BILLS	[3]	0.000%	1/13/2011	80,000	79,979	79,982
US TREASURY BILLS		4.250%	1/15/2011	500,000	504,317	504,160

TOTAL INVESTMENTS IN US GOVERNMENT & AGENCY OBLIGATIONS				$580,000	$584,296	$584,142	0.53%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
CALAMOS CONVERTIBLE & HIGH INCOME FUND	40,000.00	415,563	527,600
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,657	392,700
FAIRHOLME FOCUSED INCOME FUND	23,518.34	250,000	254,704
FIDELITY US BOND INDEX	192,678.23	2,000,000	2,235,067
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	23,633.00	203,791	298,485
GABELLI CONVERTIBLE & INCOME SECURITIES FUND	32,600.00	203,772	192,666
HARBOR BOND FUND INSTITUTIONAL CLASS	148,102.73	1,750,000	1,950,513
ISHARES BARCLAYS 3-7 YR TREASURY BOND FUND	17,500.00	1,962,886	2,077,950
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND FUND	15,000.00	1,512,420	1,685,400
JANUS TRITON FUND T SHARES	14,111.01	150,000	212,653
JOHN HANCOCK PREFERRED INCOME FUND	10,000.00	157,204	195,600
LOOMIS SAYLES FDS BOND FUND INSTITUTIONAL SHARES	86,518.62	1,112,500	1,247,599
LOOMIS SAYLES GLOBAL BOND FUND	30,450.67	500,000	522,838
MANNING & NAPIER PRO BLEND CONSERVATIVE TERM S	9,745.13	130,000	130,292
METROPOLITAN WEST TOTAL RETURN BOND M	19,699.81	210,000	211,576
PIMCO COMMODITY REAL RETURN STRATEGY CLASS A	120,754.48	950,000	1,044,526
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	203,000
PIMCO REAL RETURN INSTITUTIONAL SHARES	86,880.97	1,000,000	1,029,539
PIMCO REAL RETURN CLASS D	10,181.37	115,263	120,649
PIMCO GLOBAL ADVANTAGE STRATEGY BOND FUND INSTIT SHARES	42,955.33	500,000	511,598
PIMCO GLOBAL MULTI-ASSET FUND CLASS D	66,391.40	735,000	790,722
PIMCO TOTAL RETURN FUND INSTITUTIONAL SHARES	488,758.55	5,000,000	5,713,587
POWERSHARES II PREFERRED	5,000.00	66,915	71,550
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,317	423,000
TEMPLETON GLOBAL INCOME FUND	60,000.00	538,362	641,400
THIRD AVENUE FOCUSED CREDIT FUND INVESTOR	22,789.43	250,000	258,888
VANGUARD INTERM-TERM INVESTMENT-GRADE	274,750.29	2,300,000	2,865,646
VANGUARD SHORT-TERM BOND ETF	5,000.00	401,025	409,900
TOTAL BOND MUTUAL FUNDS		23,178,032	26,219,648	23.71%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Company Name	Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Utilities
ISHARES S&P GLOBAL UTILITIES	6,000.00	273,203	281,520	0.25%

Foreign Large Blend
VANGUARD INTERNATIONAL GROWTH FUND	2,728.76	150,000	164,462
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FUND	7,075.47	105,000	109,528
		255,000	273,990	0.25%

Foreign Large Value
ISHARES MSCI CANADA INDEX	10,000.00	202,749	289,225
OAKMARK INTERNATIONAL FUND	10,063.26	175,000	187,177
		377,749	476,402	0.43%

Diversified Emerging Markets
ISHARES MSCI EMERGING MARKETS INDEX	10,000.00	393,469	461,200	0.42%

Diversified Asia Pacific
ISHARES MSCI EX-JAPAN	10,000.00	297,900	455,800
ISHARES TR FTSE/XINHUA CHINA 25 INDEX	10,000.00	326,609	449,720
		624,509	905,520	0.82%

Asia Ex-Japan Stock
ISHARES INC MSCI HONG KONG INDEX	25,000.00	273,430	468,250
ISHARES INC MSCI SINGAPORE INDEX	10,000.00	120,750	136,400
TEMPLETON DRAGON FD COM	6,000.00	160,320	178,441
		554,500	783,091	0.71%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX	5,000.00	219,197	385,200	0.35%

TOTAL INTERNATIONAL EQUITIES		2,697,627	3,566,923	3.23%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED	20,000.00	363,538	361,800	0.33%

Pharmaceuticals & Biotechnology
ISHARES NASDAQ BIOTECHNOLOGY INDEX	1,500.00	135,833	133,950	0.12%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS: (continued)
Utilities
REAVES UTILITY INCOME FUND		5,000.00	95,337	110,950
SECTOR SPDR TR SBI INT - UTILITIES		8,000.00	250,094	253,760
			345,431	364,710	0.33%

Large Cap Blend
T. ROWE PRICE PERSONAL STRAT GROWTH FUND		9,661.84	200,000	213,333
WISDOMTREE LARGE CAP DIVIDEND FUND		5,000.00	212,308	220,250
YACKTMAN FUND INC		6,658.21	105,000	110,526
			517,308	544,109	0.49%

Financial
FRANKLIN INCOME FUND ADVISOR CLASS		119,048.00	250,000	253,571	0.23%

Precious Metals
ISHARES SILVER TRUST	[3]	25,000.00	344,625	604,250
MARKET VECTORS GOLD MINERS		25,000.00	1,041,221	1,432,400
SPDR GOLD TRUST	[3]	10,000.00	969,549	1,326,200
			2,355,395	3,362,850	3.04%

Conservative Allocation
VANGUARD WELLESLEY INCOME FUND		19,690.02	415,000	429,046	0.39%

Moderate Allocation
FPA CRESCENT FUND		7,897.12	205,000	208,089	0.19%

World Allocation
IVY ASSET STRATEGY FUND CLASS I		72,445.42	1,979,197	1,729,997	1.56%

Long-Short
HUSSMAN STRATEGIC GROWTH FUND		311,478.07	5,000,000	4,067,904	3.68%

TOTAL SPECIALTY FUNDS			11,566,702	11,456,026	10.36%

TOTAL STOCK MUTUAL FUNDS			14,264,329	15,022,949	13.59%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$37,442,361	$41,242,597	37.30%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Company Name		Cost	Market Value	Percent of Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ARMORED WOLF ALPHA FUND, LLC	[2]	$1,000,000	$1,070,451
DEL MAR INDEX OPPORTUNITIES ONSHORE FUND	[2]	1,500,000	1,764,629
ELLIOTT ASSOCIATES LP	[2]	2,000,000	2,615,027
LMC COMPASS FUND LP	[2]	1,500,000	1,933,088
RD LEGAL FUNDING PARTNERS LP	[2]	1,000,000	1,309,454
STARK INVESTMENTS LP	[2]	1,000,000	2,593,521
STARK STRUCTURED FINANCE ONSHORE FUND	[2]	1,000,000	1,038,914
THE ECLECTICA FUND LP	[2]	1,000,000	952,033
WALNUT INVESTMENT PARTNERS	[2]	235,567	35,291
TOTAL LIMITED PARTNERSHIPS		10,235,567	13,312,408	12.04%

WARRANTS:
CREDIT SUISSE 24 MONTH COMMODITY CURRENCY BASKET	[3]	58,400	-
TOTAL WARRANTS		58,400	-	0.00%

TOTAL OTHER INVESTMENTS		$10,293,967	$13,312,408	12.04%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Durables & Apparel	3,000.00	CHEROKEE INC DEL NEW COMMON		$59,934	$55,440
	10,000.00	GARMIN LTD ORD		313,824	328,400
	20,000.00	NINTENDO	[3]	676,450	643,000
				1,050,208	1,026,840	0.93%

Consumer Services	15,000.00	BRIDGEPOINT EDUCATION INC	[3]	233,763	213,150
	1,500.00	COMPANHIA DE BEBIDAS DAS A		197,325	208,860
	5,000.00	DEVRY INC		194,152	239,300
	10,000.00	ITT EDUCATIONAL SERVICES	[3]	546,822	645,300
				1,172,062	1,306,610	1.18%

Retailing	1,500.00	AARON'S INC		29,985	28,290	0.03%

TOTAL CONSUMER DISCRETIONARY				2,252,255	2,361,740	2.14%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	CVS CAREMARK CORP COM		312,814	301,300
	15,000.00	WAL MART STORES INC COM		750,223	812,550
				1,063,037	1,113,850	1.01%

Food, Beverage & Tobacco	12,500.00	ALTRIA GROUP INC		225,437	317,719
	2,000.00	COCA COLA CO COM		104,751	122,640
	9,400.00	DIAGEO P L C SPON ADR NEW		586,834	695,600
	5,000.00	GENERAL MLS INC COM		169,737	187,800
	200.00	HERSHEY CO COM		8,819	9,898
	5,000.00	LORILLARD INC		323,175	426,700
	10,000.00	NESTLE S A SPONSORED ADR		396,900	548,500
	15,000.00	PHILIP MORRIS INTL INC COM		627,562	877,650
	2,000.00	SMUCKER J M CO COM NEW		121,939	128,560
				2,565,154	3,315,067	3.00%

Household & Personal Products	2,000.00	CLOROX CORPORATION		134,590	133,100
	6,000.00	PROCTER & GAMBLE CO COM		391,831	381,420
				526,421	514,520	0.46%

TOTAL CONSUMER STAPLES				4,154,612	4,943,437	4.47%

ENERGY	5,000.00	BP PRUDHOE BAY ROYALTY TRUST		426,267	514,050
	3,000.00	BUCKEYE PARTNERS L P UNIT		146,923	189,930
	10,000.00	CONOCOPHILLIPS COM		521,465	593,875
	9,000.00	CPFL ENERGIA		433,927	646,470
	500.00	DIAMOND OFFSHORE DRILL COM		48,505	33,080
	500.00	ENCANA CORP COM		13,161	14,110
	10,500.00	ENERGY TRANSFER EQUITY LP		249,388	410,655
	11,500.00	ENERGY TRANSFER PRTNRS		494,758	586,500
	3,000.00	ENSCO INTL		143,089	139,020
	13,440.00	ENTERPRISE PRODS PARTN COM		294,395	575,904
	6,004.00	EXXON MOBIL CORP COM		453,624	399,206
	5,000.00	KINDER MORGAN ENERGY UT LT		261,494	347,350

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:
ENERGY (continued)	188.00	KINDER MORGAN MANAGEMENT	[3]	7,936	11,594
	75,032.47	KINDER MORGAN MGMT FRACTIONAL	[3]	4	-
	15,000.00	LINN ENERGY LLC		270,792	524,850
	12,500.00	MARKWEST ENERGY PARTNERS L		159,043	476,500
	10,000.00	MLP & STRATEGIC EQUITY FUND		138,072	174,100
	4,000.00	NOBLE CORPORATION		142,412	138,120
	3,000.00	ONEOK PARTNERS LP		155,009	234,990
	5,000.00	PENN WEST ENERGY TR		90,857	114,000
	4,000.00	PETROLEO BRASILEIRO SA SPO		153,427	136,480
	5,000.00	PLAINS ALL AMERICAN PIPELINE LP		245,274	315,500
	5,000.00	TARGA RESOURCES PARTNERS		134,173	148,200
	10,000.00	TOTAL FINA S A SPONSORED A		505,647	544,800
	9,000.00	TRANSMONTAIGNE LP		248,755	305,550
	2,000.00	TRANSOCEAN INC NEW	[3]	108,309	126,720
TOTAL ENERGY				5,846,706	7,701,554	6.96%

FINANCIALS
Banks	16,000.00	PEOPLE'S UNITED FINANCIAL		233,600	196,760	0.17%

Diversified Financials	3,000.00	BERKSHIRE HATHAWAY INC CL B	[3]	218,700	238,680	0.22%

Financial	16,000.00	ANNALY MORTGAGE MGMT INC COM		280,640	282,880
	12,000.00	ANWORTH MORTGAGE ASSET COM		81,060	84,120
	2,000.00	IBERIABANK CORP		115,213	104,100
				476,913	471,100	0.43%

Real Estate	35,000.00	MEDICAL PPTYS TRUST INC COM		370,003	391,650
	2,000.00	VENTAS INC		91,107	107,120
				461,110	498,770	0.45%

TOTAL FINANCIALS				1,390,323	1,405,310	1.27%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	65,660
	50.00	LABORATORY CORP AMER HLDGS	[3]	3,536	4,066
	2,900.00	MEDTRONIC INC COM		156,441	102,167
	5,500.00	VARIAN MEDICAL SYSTEMS	[3]	215,449	347,710
				432,976	519,603	0.47%

Pharmaceuticals & Biotechnology	2,000.00	ABBOTT LABS COM		101,570	102,640
	5,500.00	AMGEN INC COM	[3]	293,069	314,545
	5,000.00	ASTRAZENECA PLC SPONS ADR		217,925	252,300
	15,000.00	BRISTOL MYERS SQUIBB COM		370,569	403,500
	10,000.00	GLAXOSMITHKLINE PLC SPONSO		306,136	390,400
	1,000.00	HOSPIRA INC	[3]	56,974	59,480
	7,500.00	JOHNSON & JOHNSON COM		460,378	478,050
	35,000.00	MERCK & CO INC COM		1,134,485	1,270,850
	52,500.00	PFIZER INC COM		947,379	914,287
				3,888,485	4,186,052	3.79%

TOTAL HEALTH CARE				4,321,461	4,705,655	4.26%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Sectors and Industries	Shares Held	Company Name		Cost	Market Value	Percent of Net Assets

COMMON STOCKS:

INDUSTRIALS
Capital Goods	2,000.00	GENERAL DYNAMICS CORP COM		128,610	136,240
	2,000.00	GENERAL ELEC CO COM		39,685	32,040
	5,000.00	NORTHROP GRUMMAN CORP		248,123	316,100
	200.00	SIEMENS A G SPONSORED ADR		14,415	22,862
	9,000.00	TEEKAY LNG PARTNERS LP		168,342	309,060
TOTAL INDUSTRIALS				599,175	816,302	0.74%

INFORMATION TECHNOLOGY
Software & Services	30,500.00	MICROSOFT CORP COM		728,627	813,282
	3,500.00	ORACLE CORP COM		71,772	102,830
				800,399	916,112	0.83%

Technology Hardware & Equipment	8,200.00	CISCO SYS INC COM	[3]	192,134	187,452
	2,500.00	INTERNATIONAL BUSINESS MACH COM		339,810	359,000
				531,944	546,452	0.49%

Semiconductors & Semiconductor Equipment	21,500.00	INTEL CORP COM		392,388	431,075	0.39%

TOTAL INFORMATION TECHNOLOGY				1,724,731	1,893,639	1.71%

TELECOMMUNICATION SERVICES	500.00	AMERICA MOVIL SA DE CV		21,856	28,630
	3,000.00	AT&T CORP COM		84,047	85,560
	1,000.00	BCE INC COM		33,315	33,510
	20,000.00	BT GROUP		397,175	493,600
	15,000.00	CHINA MOBILE HONG KONG		743,112	770,550
	15,000.00	FRANCE TELECOM ADR		390,091	358,350
	10,720.00	FRONTIER COMMUNICATIONS COM		83,228	94,122
	25,000.00	PARTNER COMMUNICATIONS		398,034	508,000
	25,500.00	SK TELECOM LTD		438,343	469,965
	25,000.00	TELECOMUNICACOES DE SAO PAULO		562,338	612,500
	6,500.00	TELEFONICA S A SPONSORED		419,506	527,410
	25,000.00	VODAFONE GROUP		558,724	687,750
TOTAL TELECOMMUNICATION SERVICES				4,129,769	4,669,947	4.22%

UTILITIES	2,000.00	AMERIGAS PARTNERS LP UNIT		79,520	92,960
	10,000.00	CLP HOLDINGS		75,321	81,266
	2,500.00	DTE ENERGY CO COM		109,837	116,900
	37,500.00	DUKE ENERGY CORP COM		569,294	682,875
	12,500.00	ENERSIS		236,672	285,125
	2,500.00	ONEOK INC NEW COM		107,538	124,550
	12,500.00	SOUTHERN CO COM		438,365	473,375
TOTAL UTILITIES				1,616,547	1,857,051	1.68%

INVESTMENT IN AFFILIATE	1,000.00	BROYHILL INDUSTRIES, INC.	[2]	63,831	63,831	0.06%

TOTAL INVESTMENTS IN COMMON STOCKS				$26,099,410	$30,418,466	27.51%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

CALL OPTIONS:
CBOE JUMBO VOLATILITY INDEX CALL OPTION, $30 EXP 12/22/10	[3]	100	$27,654	$12,500
CBOE JUMBO VOLATILITY INDEX CALL OPTION, $32.50 EXP 12/22/10	[3]	100	37,154	9,800
ISHARES BARCLAYS 20+ YEAR TREAS BOND CALL OPTION, $115 EXP 1/22/11	[3]	500	41,457	6,500
TOTAL CALL OPTIONS			106,265	28,800	0.03%

PUT OPTIONS:
CURRENCYSHARES AUSTRALIAN DOLLAR PUT OPTION, $80 EXP 12/18/10	[3]	500	150,877	5,000
ISHARES IBOXX $ INVESTMENT GRADE PUT OPTION, $100 EXP 03/19/11	[3]	1,000	96,537	50,000
ISHARES IBOXX $ INVESTMENT GRADE PUT OPTION, $105 EXP 12/18/10	[3]	250	21,636	3,750
ISHARES IBOXX $ HIGH YIELD CORP PUT OPTION, $85 EXP 12/18/10	[3]	250	73,261	8,750
ISHARES MSCI EMERGING MKTS PUT OPTION, $35 EXP 01/22/11	[3]	250	61,753	3,500
ISHARES MSCI EMERGING MKTS PUT OPTION, $38 EXP 12/18/10	[3]	500	97,022	10,000
ISHARES MSCI EMERGING MKTS PUT OPTION, $40 EXP 12/18/10	[3]	250	95,583	8,250
MATERIALS SELECT SECTOR SPDR PUT OPTION, $30 EXP 12/18/10	[3]	125	29,877	3,375
POWERSHARES QQQ TRUST PUT OPTION, $46 EXP 11/20/10	[3]	250	42,386	1,750
SPDR S&P PUT OPTION, $103 EXP 11/20/10	[3]	60	27,138	660
TOTAL PUT OPTIONS			696,070	95,035	0.08%

TOTAL INVESTMENTS IN CALL AND PUT OPTIONS			$802,335	$123,835	0.11%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2010

Company Name		Shares Held	Cost	Market Value	Percent of Net Assets

PREFERRED STOCKS:
COMCAST CORP 7%		10,000.00	$228,661	$254,300
LEARNINGSTATION.COM	[2,3]	1,224,661.00	500,000	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$728,661	$254,300	0.23%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
October 31, 2010

	Company Name	Cost	Market Value	Percent of Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$23,129,315	$23,129,315	20.92%

TOTAL INVESTMENTS – MARKET VALUE			$110,620,854	100.04%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			(45,079)	-0.04%

TOTAL NET ASSETS			$110,575,775	100.00%

1In default
2Market value determined by the Fund's Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2010

Company Name		Contracts Held	Cost	Market Value	Percent of Net Assets

CALL OPTIONS:
BCE INC CALL OPTION, $35 EXP 12/18/10	[3]	(10)	(335)	(240)
CHINA MOBILE CALL OPTION, $55 EXP 12/18/10	[3]	(75)	(7,009)	(4,125)
COCA COLA CALL OPTION, $55 EXP 11/20/10	[3]	(20)	(2,300)	(12,800)
DUKE ENERGY CALL OPTION, $17.50 EXP 01/22/11	[3]	(50)	(1,699)	(4,250)
GARMIN LTD CALL OPTION, $35 EXP 01/22/11	[3]	(50)	(4,373)	(8,250)
GENERAL MILLS CALL OPTION, $40 EXP 01/22/11	[3]	(30)	(1,964)	(2,010)
HOSPIRA INC CALL OPTION, $60 EXP 11/20/10	[3]	(10)	(1,084)	(900)
IBM CORP CALL OPTION, $145 EXP 12/18/10	[3]	(15)	(2,264)	(3,900)
JM SMUCKER CALL OPTION, $65 EXP 01/22/11	[3]	(20)	(2,569)	(3,840)
LORILLARD CALL OPTION, $85 EXP 12/18/10	[3]	(30)	(4,124)	(5,820)
MICROSOFT CORP CALL OPTION, $27.50 EXP 01/22/11	[3]	(20)	(909)	(1,560)
MKT VECTOR GOLD MINERS CALL OPTION, $59 EXP 12/18/10	[3]	(30)	(4,634)	(5,820)
PETROLEO BRASILEIRO CALL OPTION, $41 EXP 01/22/11	[3]	(20)	(1,829)	(840)
PROCTER & GAMBLE CALL OPTION, $65 EXP 01/22/11	[3]	(30)	(1,814)	(3,300)
SOUTHERN COMPANY CALL OPTION, $39 EXP 01/22/11	[3]	(20)	(1,059)	(920)
TOTAL SA CALL OPTION, $55 EXP 01/22/11	[3]	(50)	(4,423)	(7,750)
TRANSOCEAN INC CALL OPTION, $62.50 EXP 11/20/10	[3]	(20)	(4,179)	(6,200)
TOTAL CALL OPTIONS - LIABILITIES			(46,566)	(72,525)	-0.07%

PUT OPTIONS:
APPLE INC PUT OPTION, $200 EXP 01/22/11	[3]	(30)	(23,066)	(1,980)
CVS CAREMARK CORP PUT OPTION, $25 EXP 01/22/11	[3]	(250)	(29,196)	(7,750)
ISHARES IBOXX $ HIGH YIELD CORP PUT OPTION, $75 EXP 12/18/10	[3]	(250)	(15,489)	(1,250)
PETROLEO BRASILEIRO PUT OPTION, $25 EXP 01/22/11	[3]	(30)	(3,450)	(450)
PROCTER & GAMBLE PUT OPTION, $50 EXP 01/22/11	[3]	(100)	(18,798)	(1,800)
TOTAL PUT OPTIONS - LIABILITIES			(89,999)	(13,230)	-0.01%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(136,565)	$(85,755)	-0.08%

Item. 2.  Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive officer and principal financial and accounting officer. The Code was amended by the Board of Directors on  February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3.  Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee, is an audit committee financial expert.  Mr. Farmer is an independent director of the Registrant.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: $53,900.00 for the fiscal year ended October 31, 2009; $41,370.00 for the fiscal year ended October 31, 2010.

(b) Audit-Related Fees: $2,054.00 for the fiscal year ended October 31, 2009; $1,853.00 for the fiscal year ended October 31, 2010.  These fees were incurred for travel-related expenses.

(c) Tax Fees: $0.00 for the fiscal year ended October 31, 2009; $0.00 for the fiscal year ended October 31, 2010.  These fees were incurred for review of the tax returns.

(d) All Other Fees: $1,899.00 for the fiscal year ended October 31, 2009; $900.00 for the fiscal year ended October 31, 2010. These fees were incurred for report production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy.  As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2010 was attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

(a)(1)  As of the date of filing of this report, Paul H. Broyhill, Chairman and Chief Executive Officer, Michael G. Landry, Vice President and Chief Investment Officer, M. Hunt Broyhill, President, Christopher R. Pavese, CFA, Managing Director, and Dan J. Wakin, Managing Director – Alternative Investments, are primarily responsible for the day-to-day management of the Registrant’s portfolio.  Mr. Paul Broyhill has served in such capacity since the inception of the Registrant in 1982.  Messrs. Landry and Hunt Broyhill have served in such capacity since 2001.  Messrs. Landry and Hunt Broyhill have been engaged in asset management for various institutions and high net worth individuals for more than five years.  Prior to joining the Registrant on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005.  At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.  Mr. Wakin has served as a portfolio manager since February 2006.  He has been employed by the Registrant since 1995, researching and advising management about hedge funds and other alternative investments.

(a)(2)  The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities.  The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance.  The information is provided as of the Registrant’s fiscal year ended October 31, 2010.

Paul H. Broyhill
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	5
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$0	$42,800,000
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Michael G. Landry
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	0
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	0
Assets Managed	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

M. Hunt Broyhill
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$10,854,986	$22,611,214
Assets Managed with Performance-Based Advisory Fees	$0	$12,061,222	$0

Christopher R. Pavese
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	29
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$22,400,000	$13,500,000
Assets Managed with Performance-Based Advisory Fees	$0	$9,900,000	$0

Dan J. Wakin
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	22
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$10,854,986	$3,595,653
Assets Managed with Performance-Based Advisory Fees	$0	$12,061,222	$0

Material Conflicts of Interest
The Fund recognizes that actual or potential conflicts of interest are inherent in our business.  These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.  Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager.  Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally.  Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

The Fund is in the process of developing written policies and procedures designed to address conflicts of interest its portfolio managers may face.

(a)(3)

Compensation Structure of Portfolio Managers
The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Fund.  Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Fund.  Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Fund.  Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Fund.  Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Fund.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2010 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
Paul H. Broyhill	Over $1,000,000
Michael G. Landry	$1-$10,000
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000
Dan J. Wakin	None

(b) N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.  Submission of Matters to a Vote of Security Holders.

N/A

Item 11.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The Registrant's Code of Ethics is attached as Exhibit 12(a)(1).

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By  /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and Chief Financial Officer

Date:  December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Paul H. Broyhill
Paul H. Broyhill
President and Chief Executive Officer

Date:  December 20, 2010

By  /s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and Chief Financial Officer

Date:  December 20, 2010